Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

10.          INCOME TAXES

The Company files a consolidated tax return inclusive of each of its wholly-owned subsidiaries, JES, JEDI, JRA, JRES, PEC, JTS and NextGen.

The Company has recorded deferred tax assets and liabilities arising from the anticipated timing differences recorded in the consolidated financial statements and income tax returns for various accrued expenses, accounting methods used in computing depreciation and revenue recognition and benefits from net operating loss carryforwards.

The income tax provision (benefit) for the years ended December 31, 2013 and 2012 consists of the following components:

	2013	2012
Current	$-	$7,000
Deferred	(1,526,000)	(1,154,000)
Change in valuation allowance	1,526,000	1,147,000
Total income tax provision (benefit)	$-	$-

The components of the deferred income tax asset and liability as of December 31, 2013 and December 31, 2012 are as follows:

	2013	2012
Current deferred income tax asset:
Accrued vacation and compensation	$14,000	$19,000
Reserves for warranty and other	54,000	57,000
Net operating loss carryforward/tax credits	284,000	-
Total	$352,000	$76,000

Non-current deferred income tax asset:
Stock-based compensation expense	$904,000	$882,000
Deferred revenue/other	1,101,000	835,000
Net operating loss carryforward/tax credits	3,226,000	2,430,000
1603 cash grant basis	516,000	539,000
State depreciation adjustments	639,000	464,000
Accrued expenses	256,000	-
Less valuation allowance	(3,492,000)	(1,965,000)
Total	$3,150,000	$3,185,000

Current deferred income tax liability:
Completed contract accounting	$305,000	$-
Prepaid expenses	47,000	87,000
Total	$352,000	$87,000

Non-current deferred income tax liability
Deferred revenue	58,000	-
Depreciation	3,134,000	3,216,000
Total	$3,192,000	$3,216,000

Deferred income taxes are presented on the consolidated balance sheets under the following captions at December 31, 2013 and 2012:

	2013	2012
Net current assets	$-	$-
Net current liabilities	-	(11,000)
Net non-current assets	-	-
Net non-current liabilities	(42,000)	(31,000)
Total	$(42,000)	$(42,000)

In assessing the realization of deferred tax assets, the Company’s management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  The Company’s management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As of December 31, 2013 and 2012, a valuation allowance of $3,492,000 and $1,965,000, respectively, has been recognized for deferred tax assets, primarily for deferred revenue/other, stock-based compensation, and net operating losses.

The following represents the reconciliation of the statutory federal tax rate and the effective tax rate for the twelve months ended December 31, 2013 and 2012:

	2013		2012
Statutory tax rate	$(1,036,000)	34.0%	$(1,001,000)	34.0%
States taxes, net of federal benefit	(183,000)	6.0	(177,000)	6.0
Nondeductible income/expenses	(313,000)	10.3	54,000	(1.9)
Other, net	5,000	(0.2)	(23,000)	0.8
Increase in valuation allowance	1,527,000	(50.1)	1,147,000	(38.9)
	$-	-%	$-	-%

The nondeductible income/expense item is predominately comprised of the tax effect of including the income from the VIE entity in the consolidated net income (loss) of the Company.  A portion of the income from the VIE is not taxed within the U.S. consolidated tax return of the Company, and therefore, the tax effect of this income must be reconciled above.